Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 5:-	LEASES

a.	The Company’s facilities are leased under operating lease agreements for periods ending no later than 2027. The Company has bank guarantees in connection with the facilities lease agreements in the total amount of $209. Accordingly, cash, in the same amount, was restricted in bank deposits. The Company also leases motor vehicles under various operating leases, the latest of which expires in 2026.

b.	The weighted average remaining lease term as of December 31, 2023, is 3.29 years.

Weighted average discount rate is 8.45%.

c.	The components of operating lease expense for the year ended December 31, 2023, were $1,170.

d.	Lease liability as of December 31, 2023, is as follows:

2024	$587
2025	414
2026	374
2027	184

Total undiscounted lease payments	1,559
Less - imputed interest	(162)

Present value of lease liabilities	$1,397

e.	The following table presents supplemental cash flow information related to the lease costs for operating leases as of December 31, 2023:

Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$1,020

ROU asset recognized with corresponding lease liability:
Operating leases	$241